Equity Capital Structure, Preferred Shares (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019	Oct. 10, 2019	Oct. 09, 2019
Preferred Shares [Abstract]
Carrying value	$ 53,568,650		$ 12,763,403
Series A Preferred Shares [Member]
Preferred Shares [Abstract]
Description	9.75% Cumulative Perpetual Redeemable
Initial issuance date	Sep. 22, 2017
Total shares outstanding (in shares)	480,000		480,000
Liquidation preference per share (in dollars per share)	$ 30	[1]		$ 30	$ 25
Par value	$ 480		$ 480
Dividend rate	Effective January 1, 2022- 9.75% per annum of the Cashless Redemption Price ($25) per share
Carrying value	$ 2,627,843		$ 2,627,843
Dividend rate	9.75%		9.75%
Redemption price (in dollars per share)	$ 25		$ 25	$ 25
Series B Preferred Shares [Member]
Preferred Shares [Abstract]
Initial issuance date	Sep. 22, 2017
Total shares outstanding (in shares)	12,000		12,000
Liquidation preference per share (in dollars per share)	$ 0
Par value	$ 12		$ 12
Carrying value	$ 12		$ 12
Preferred Shares [Member]
Preferred Shares [Abstract]
Total shares outstanding (in shares)	492,000		492,000
Par value	$ 492		$ 492
Carrying value	$ 2,627,855		$ 2,627,855

[1]	The Series A Preferred Shares from their original issue date and up to the Series A Amended SOD date had a liquidation preference of $25 per share. Following the Series A Amended SOD, the liquidation preference on the Series A Preferred Shares increased from $25 to $30 per share.